RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Management's estimate one [Member]
Statement [Line Items]
Risk Free Interest Rate	8.41%	7.78%
Inflation Rate	7.36%	7.36%
Management's Estimate [Member]
Statement [Line Items]
Reclamation Provision	$ 758	$ 726
Reclamation Provision Undiscounted Value	$ 1,313	$ 1,252